Accounts Receivable - Narrative (Details) - Accounts receivable - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of financial assets [line items]
Bad debt write-off	$ 2,202	$ 621	$ 1,610
Financial assets	146,028	182,492
Financial assets past due but not impaired
Disclosure of financial assets [line items]
Financial assets	$ 15,336	$ 15,588
Percent of accounts receivable past due	11.00%